Payden Emerging Markets Bond Fund

Schedule of Investments
- January 31, 2023 (Unaudited)
Principal
or Shares Security Description
Value
(000)
Bonds (96%)
Angola (USD) (2%
)
4,315,000 Angolan Government International Bond 144A ,
8.00% , 11/26/29 (a) $ 4,018
4,640,000 Angolan Government International Bond 144A ,
8.25% , 5/09/28 (a) 4,407
4,210,000 Angolan Government International Bond 144A ,
8.75% , 4/14/32 (a) 3,907
4,820,000 Angolan Government International Bond 144A ,
9.38% , 5/08/48 (a) 4,312
2,265,000 Angolan Government International Bond 144A ,
9.50% , 11/12/25 (a) 2,370
19,014
Argentina (USD) (2%
)
8,331,273 Argentine Republic Government International
Bond , 0.50% , 7/09/30 2,991
1,718,995 Argentine Republic Government International
Bond , 1.00% , 7/09/29 590
11,397,476 Argentine Republic Government International
Bond , 1.50% , 7/09/35 3,531
4,697,500 Argentine Republic Government International
Bond , 3.50% , 7/09/41 1,610
8,594,090 Argentine Republic Government International
Bond , 3.88% , 1/09/38 3,179
3,265,000 Provincia de Buenos Aires Government Bonds ,
4.00% , 9/01/37 (b) 922
12,823
Armenia (USD) (1%
)
9,155,000 Republic of Armenia International Bond 144A ,
3.60% , 2/02/31 (a) 7,209
5,390,000 Republic of Armenia International Bond 144A ,
3.95% , 9/26/29 (a) 4,522
11,731
Bahamas (USD) (0%
)
515,000 Intercorp Peru Ltd. 144A , 3.88% , 8/15/29 (a) 431
Bahrain (USD) (2%
)
7,250,000 Bahrain Government International Bond 144A ,
5.25% , 1/25/33 (a) 6,416
2,550,000 Bahrain Government International Bond 144A ,
5.63% , 9/30/31 (a) 2,380
4,000,000 Bahrain Government International Bond 144A ,
5.63% , 5/18/34 (a) 3,554
4,005,000 Bahrain Government International Bond 144A ,
6.75% , 9/20/29 (a) 4,053
16,403
Belarus (USD) (0%
)
1,450,000 Republic of Belarus International Bond 144A ,
6.20% , 2/28/30 (a) 500
1,145,000 Republic of Belarus International Bond 144A ,
7.63% , 6/29/27 (a) 493
993
Bermuda (USD) (1%
)
2,710,000 Bermuda Government International Bond 144A ,
3.38% , 8/20/50 (a) 1,967
2,050,000 Bermuda Government International Bond 144A ,
5.00% , 7/15/32 (a) 2,063
2,430,000 Geopark Ltd. 144A , 5.50% , 1/17/27 (a) (c) 2,160
5,150,000 Star Energy Geothermal Darajat II/Star Energy
Geothermal Salak 144A , 4.85% , 10/14/38 (a) 4,482
Principal
or Shares Security Description
Value
(000)
365,000 Weatherford International Ltd. 144A , 8.63% ,
4/30/30 (a) $ 369
11,041
Brazil (BRL) (4%
)
32,000,000 Brazil Letras do Tesouro Nacional , 13.07% ,
1/01/24 BRL (d) (e) 5,623
49,700,000 Brazil Letras do Tesouro Nacional , 13.45% ,
10/01/23 BRL (d) (e) 8,991
59,100,000 Brazil Notas do Tesouro Nacional Serie F ,
10.00% , 1/01/25 BRL (e) 11,125
29,300,000 Brazil Notas do Tesouro Nacional Serie F ,
10.00% , 1/01/29 BRL (e) 5,099
30,838
Brazil (USD) (0%
)
2,640,000 Brazilian Government International Bond ,
4.63% , 1/13/28 2,572
590,000 BRF SA 144A , 4.88% , 1/24/30 (a) (c) 499
1,645,000 BRF SA 144A , 5.75% , 9/21/50 (a) 1,155
4,226
Cayman Islands (USD) (0%
)
370,000 Energuate Trust 144A , 5.88% , 5/03/27 (a) 355
868,000 Odebrecht Oil & Gas Finance Ltd. 144A ,
31.50% (a) (d) (f) 1
356
Chile (CLP) (1%
)
1,705,000,000 Bonos de la Tesoreria de la Republica en pesos
144A , 4.00% , 3/01/23 CLP (a) (b) (e) 2,128
3,730,000,000 Bonos de la Tesoreria de la Republica en pesos
144A , 5.80% , 6/01/24 CLP (a) (b) (e) 4,570
6,698
Chile (USD) (0%
)
3,120,000 Chile Government International Bond , 3.25% ,
9/21/71 2,047
1,480,000 VTR Comunicaciones SpA 144A , 4.38% ,
4/15/29 (a) 977
3,024
Colombia (COP) (1%
)
19,703,364,300 Colombian TES , 3.50% , 5/07/25 COP (e) 4,240
Colombia (USD) (3%
)
5,472,000 Colombia Government International Bond ,
3.13% , 4/15/31 4,153
3,295,000 Colombia Government International Bond ,
3.25% , 4/22/32 2,435
3,325,000 Colombia Government International Bond ,
3.88% , 4/25/27 3,019
1,440,000 Colombia Government International Bond ,
4.13% , 2/22/42 932
4,680,000 Colombia Government International Bond ,
5.00% , 6/15/45 3,297
4,359,000 Colombia Government International Bond ,
6.13% , 1/18/41 3,597
4,815,000 Colombia Government International Bond ,
7.38% , 9/18/37 4,682
1,970,000 Colombia Government International Bond ,
7.50% , 2/02/34 1,949
3,260,000 Colombia Government International Bond ,
8.00% , 4/20/33 3,344

Payden Mutual Funds
Payden Emerging Markets Bond Fund
continued
Principal
or Shares Security Description
Value
(000)
1,332,000 Colombia Telecomunicaciones SA ESP 144A ,
4.95% , 7/17/30 (a) $ 1,164
28,572
Costa Rica (USD) (1%
)
1,750,000 Costa Rica Government International Bond
144A , 6.13% , 2/19/31 (a) (c) 1,725
1,125,000 Costa Rica Government International Bond
144A , 7.00% , 4/04/44 (a) (c) 1,097
1,670,000 Costa Rica Government International Bond
144A , 7.16% , 3/12/45 (a) 1,647
4,469
Dominica Republic (USD) (5%
)
5,195,000 Dominican Republic International Bond 144A ,
4.50% , 1/30/30 (a) 4,525
2,670,000 Dominican Republic International Bond 144A ,
4.88% , 9/23/32 (a) 2,283
2,225,000 Dominican Republic International Bond 144A ,
5.30% , 1/21/41 (a) 1,789
2,915,000 Dominican Republic International Bond 144A ,
5.50% , 1/27/25 (a) 2,912
4,990,000 Dominican Republic International Bond 144A ,
5.50% , 2/22/29 (a) 4,713
6,835,000 Dominican Republic International Bond 144A ,
5.88% , 1/30/60 (a) 5,284
5,325,000 Dominican Republic International Bond 144A ,
6.00% , 7/19/28 (a) 5,247
4,775,000 Dominican Republic International Bond 144A ,
6.00% , 2/22/33 (a) 4,422
2,570,000 Dominican Republic International Bond 144A ,
6.40% , 6/05/49 (a) 2,198
2,300,000 Dominican Republic International Bond 144A ,
6.50% , 2/15/48 (a) 1,995
1,995,000 Dominican Republic International Bond 144A ,
6.85% , 1/27/45 (a) 1,827
4,035,000 Dominican Republic International Bond 144A ,
6.88% , 1/29/26 (a) 4,162
41,357
Ecuador (USD) (2%
)
6,647,250 Ecuador Government International Bond 144A ,
1.50% , 7/31/40 (a) 2,821
11,219,458 Ecuador Government International Bond 144A ,
2.50% , 7/31/35 (a) 5,516
10,710,000 Ecuador Government International Bond 144A ,
5.50% , 7/31/30 (a) 7,162
15,499
Egypt (EUR) (1%
)
11,305,000 Egypt Government International Bond 144A ,
6.38% , 4/11/31 EUR (a) (e) 8,673
Egypt (USD) (2%
)
4,370,000 Egypt Government International Bond 144A ,
7.90% , 2/21/48 (a) 2,923
3,595,000 Egypt Government International Bond 144A ,
8.50% , 1/31/47 (a) 2,548
4,120,000 Egypt Government International Bond 144A ,
8.70% , 3/01/49 (a) 2,929
2,870,000 Egypt Government International Bond 144A ,
8.75% , 9/30/51 (a) 2,046
4,350,000 Egypt Government International Bond 144A ,
8.88% , 5/29/50 (a) 3,122
13,568
Principal
or Shares Security Description
Value
(000)
Gabon (USD) (1%
)
5,295,000 Gabon Government International Bond 144A ,
6.63% , 2/06/31 (a) $ 4,470
Ghana (USD) (1%
)
2,140,000 Ghana Government International Bond 144A ,
6.31% , 4/07/25 (a) (d) 734
3,140,000 Ghana Government International Bond 144A ,
8.13% , 3/26/32 (a) 1,179
1,910,000 Ghana Government International Bond 144A ,
8.63% , 4/07/34 (a) 716
9,970,000 Ghana Government International Bond 144A ,
8.63% , 6/16/49 (a) 3,640
7,115,000 Ghana Government International Bond 144A ,
10.75% , 10/14/30 (a) 4,994
11,263
Guatemala (USD) (1%
)
2,507,000 Guatemala Government Bond 144A , 4.38% ,
6/05/27 (a) 2,409
3,060,000 Guatemala Government Bond 144A , 4.65% ,
10/07/41 (a) 2,559
1,755,000 Guatemala Government Bond 144A , 4.90% ,
6/01/30 (a) 1,683
2,590,000 Guatemala Government Bond 144A , 5.25% ,
8/10/29 (a) 2,532
2,895,000 Guatemala Government Bond 144A , 6.13% ,
6/01/50 (a) 2,824
12,007
Hungary (USD) (1%
)
3,780,000 Hungary Government International Bond 144A ,
5.50% , 6/16/34 (a) 3,724
2,310,000 Hungary Government International Bond 144A ,
6.13% , 5/22/28 (a) 2,394
3,085,000 Hungary Government International Bond 144A ,
6.25% , 9/22/32 (a) 3,198
9,316
India (USD) (1%
)
2,122,000 Adani Electricity Mumbai Ltd. 144A , 3.95% ,
2/12/30 (a) 1,588
820,000 Adani Ports & Special Economic Zone Ltd.
144A , 3.10% , 2/02/31 (a) 593
3,025,100 Adani Transmission Step-One Ltd. 144A , 4.25% ,
5/21/36 (a) 2,259
4,440
Indonesia (EUR) (1%
)
5,215,000 Indonesia Government International Bond ,
1.40% , 10/30/31 EUR (e) 4,516
Indonesia (USD) (4%
)
2,250,000 Cikarang Listrindo Tbk PT 144A , 4.95% ,
9/14/26 (a) 2,132
2,920,000 Hutama Karya Persero PT 144A , 3.75% ,
5/11/30 (a) 2,694
1,260,000 Indonesia Asahan Aluminium Persero PT 144A ,
4.75% , 5/15/25 (a) 1,251
2,140,000 Indonesia Asahan Aluminium Persero PT 144A ,
5.45% , 5/15/30 (a) 2,133
2,420,000 Indonesia Asahan Aluminium Persero PT 144A ,
5.80% , 5/15/50 (a) 2,199
2,980,000 Indonesia Government International Bond ,
4.65% , 9/20/32 2,975

Principal
or Shares Security Description
Value
(000)
3,395,000 Indonesia Government International Bond ,
5.45% , 9/20/52 $ 3,497
1,260,000 Indonesia Government International Bond ,
8.50% , 10/12/35 (b) 1,644
3,690,000 Pertamina Persero PT 144A , 6.50% ,
11/07/48 (a) 3,848
864,000 Perusahaan Listrik Negara PT 144A , 4.88% ,
7/17/49 (a) 707
2,150,000 Perusahaan Listrik Negara PT 144A , 5.25% ,
5/15/47 (a) 1,869
5,075,000 Perusahaan Listrik Negara PT 144A , 6.15% ,
5/21/48 (a) 4,934
5,100,000 Perusahaan Perseroan Persero PT Perusahaan
Listrik Negara 144A , 4.00% , 6/30/50 (a) 3,762
33,645
Ireland (USD) (0%
)
3,910,000 C&W Senior Financing DAC 144A , 6.88% ,
9/15/27 (a) 3,726
Israel (USD) (1%
)
3,615,000 Bank Leumi Le-Israel BM 144A , ( 5 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 1.631% ) , 3.28% , 1/29/31 (a) (b) (g) 3,301
2,615,000 Leviathan Bond Ltd. 144A , 6.75% ,
6/30/30 (a) (b) 2,553
1,690,000 Mizrahi Tefahot Bank Ltd. 144A , ( 5 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.250% ) , 3.08% , 4/07/31 (a) (b) (g) 1,526
7,380
Ivory Coast (EUR) (1%
)
2,440,000 Ivory Coast Government International Bond
144A , 4.88% , 1/30/32 EUR (a) (e) 2,089
2,646,000 Ivory Coast Government International Bond
144A , 5.25% , 3/22/30 EUR (a) (e) 2,440
2,250,000 Ivory Coast Government International Bond
144A , 5.88% , 10/17/31 EUR (a) (e) 2,067
2,070,000 Ivory Coast Government International Bond
144A , 6.63% , 3/22/48 EUR (a) (e) 1,635
8,231
Ivory Coast (USD) (1%
)
2,172,880 Ivory Coast Government International Bond
144A , 5.75% , 12/31/32 (a) 2,006
7,630,000 Ivory Coast Government International Bond
144A , 6.13% , 6/15/33 (a) 6,797
2,150,000 Ivory Coast Government International Bond
144A , 6.38% , 3/03/28 (a) 2,095
10,898
Jersey (USD) (0%
)
3,775,000 Galaxy Pipeline Assets Bidco Ltd. 144A , 2.63% ,
3/31/36 (a) 3,096
Jordan (USD) (2%
)
4,990,000 Jordan Government International Bond 144A ,
5.85% , 7/07/30 (a) 4,613
5,935,000 Jordan Government International Bond 144A ,
6.13% , 1/29/26 (a) 5,935
3,115,000 Jordan Government International Bond 144A ,
7.75% , 1/15/28 (a) 3,228
13,776
Principal
or Shares Security Description
Value
(000)
Kazakhstan (KZT) (1%
)
2,098,000,000 Development Bank of Kazakhstan JSC 144A ,
8.95% , 5/04/23 KZT (a) (e) $ 4,461
Kazakhstan (USD) (2%
)
7,155,000 Kazakhstan Government International Bond
144A , 6.50% , 7/21/45 (a) 7,617
4,975,000 KazMunayGas National Co. JSC 144A , 3.50% ,
4/14/33 (a) 3,791
11,408
Kenya (USD) (1%
)
1,095,000 Republic of Kenya Government International
Bond 144A , 6.88% , 6/24/24 (a) 1,034
4,500,000 Republic of Kenya Government International
Bond 144A , 7.00% , 5/22/27 (a) 4,076
1,405,000 Republic of Kenya Government International
Bond 144A , 7.25% , 2/28/28 (a) 1,246
1,115,000 Republic of Kenya Government International
Bond 144A , 8.00% , 5/22/32 (a) 975
1,275,000 Republic of Kenya Government International
Bond 144A , 8.25% , 2/28/48 (a) 1,008
8,339
Lebanon (USD) (0%
)
2,950,000 Lebanon Government International Bond ,
6.00% , 1/27/23 (b) (h) 199
2,760,000 Lebanon Government International Bond ,
6.20% , 2/26/25 (b) (h) 184
1,805,000 Lebanon Government International Bond ,
6.60% , 11/27/26 (b) (h) 122
1,096,000 Lebanon Government International Bond ,
6.65% , 2/26/30 (b) (h) 74
1,540,000 Lebanon Government International Bond ,
6.75% , 11/29/27 (b) (h) 104
1,210,000 Lebanon Government International Bond ,
6.85% , 5/25/29 (h) 81
2,590,000 Lebanon Government International Bond Series
15YR , 7.00% , 3/23/32 (b) (h) 174
938
Luxembourg (USD) (1%
)
3,065,000 EIG Pearl Holdings Sarl 144A , 4.39% ,
11/30/46 (a) 2,437
2,240,647 FEL Energy VI Sarl 144A , 5.75% , 12/01/40 (a) 1,949
4,386
Malaysia (USD) (0%
)
2,295,000 Petronas Capital Ltd. 144A , 4.55% , 4/21/50 (a) 2,163
Mauritius (USD) (1%
)
1,085,000 Azure Power Solar Energy Pvt. Ltd. 144A ,
5.65% , 12/24/24 (a) 928
668,500 Greenko Power II Ltd. 144A , 4.30% ,
12/13/28 (a) 578
520,000 Greenko Solar Mauritius Ltd. 144A , 5.95% ,
7/29/26 (a) 491
2,491,557 India Cleantech Energy 144A , 4.70% ,
8/10/26 (a) 2,242
4,239
Mexico (MXN) (1%
)
26,900,000 Grupo Televisa SAB , 7.25% , 5/14/43 MXN (e) 879
131,300,000 Mexican Bonos Series M 20 , 7.50% , 6/03/27
MXN (e) 6,635
7,514

Payden Mutual Funds
Payden Emerging Markets Bond Fund
continued
Principal
or Shares Security Description
Value
(000)
Mexico (USD) (8%
)
1,690,000 Cemex SAB de CV 144A , ( 5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
4.534% ) , 5.13% (a) (f) (g) $ 1,557
3,207,000 Cibanco SA Ibm/PLA Administradora Industrial
S de RL de CV 144A , 4.96% , 7/18/29 (a) 3,021
3,693,388 Fermaca Enterprises S de RL de CV 144A ,
6.38% , 3/30/38 (a) 3,594
330,000 Grupo Bimbo SAB de CV 144A , 4.00% ,
9/06/49 (a) 267
2,390,000 Grupo Bimbo SAB de CV 144A , ( 5 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 3.280% ) , 5.95% (a) (f) (g) 2,391
5,470,000 Mexico City Airport Trust 144A , 5.50% ,
7/31/47 (a) 4,439
7,090,000 Mexico Government International Bond , 4.40% ,
2/12/52 5,557
5,520,000 Mexico Government International Bond , 4.88% ,
5/19/33 5,310
2,440,000 Mexico Government International Bond , 5.40% ,
2/09/28 2,510
2,570,000 Mexico Government International Bond , 6.35% ,
2/09/35 2,734
5,193,000 Petroleos Mexicanos , 6.49% , 1/23/27 4,883
3,810,000 Petroleos Mexicanos , 6.50% , 3/13/27 3,602
3,950,000 Petroleos Mexicanos , 6.50% , 6/02/41 2,851
3,180,000 Petroleos Mexicanos , 6.63% , 6/15/35 2,500
7,806,000 Petroleos Mexicanos , 6.70% , 2/16/32 6,490
6,084,000 Petroleos Mexicanos , 6.75% , 9/21/47 4,229
4,985,000 Petroleos Mexicanos , 6.95% , 1/28/60 3,446
2,885,000 Petroleos Mexicanos , 7.69% , 1/23/50 2,158
2,940,000 Petroleos Mexicanos , 8.75% , 6/02/29 2,867
2,370,000 Trust Fibra Uno 144A , 6.39% , 1/15/50 (a) 2,086
66,492
Mongolia (USD) (1%
)
5,645,000 Development Bank of Mongolia LLC 144A ,
7.25% , 10/23/23 (a) 5,580
530,000 Mongolia Government International Bond 144A ,
3.50% , 7/07/27 (a) 464
3,260,000 Mongolia Government International Bond 144A ,
5.13% , 4/07/26 (a) 3,073
2,270,000 Mongolia Government International Bond 144A ,
8.65% , 1/19/28 (a) 2,378
11,495
Namibia (USD) (0%
)
3,693,000 Namibia International Bonds 144A , 5.25% ,
10/29/25 (a) 3,508
Netherlands (USD) (1%
)
7,125,000 Minejesa Capital BV 144A , 5.63% ,
8/10/37 (a) (c) 6,189
2,370,000 Prosus NV 144A , 4.03% , 8/03/50 (a) 1,605
7,794
Nigeria (USD) (3%
)
7,310,000 Nigeria Government International Bond 144A ,
6.13% , 9/28/28 (a) 5,701
2,480,000 Nigeria Government International Bond , 6.50% ,
11/28/27 (b) 2,046
5,980,000 Nigeria Government International Bond 144A ,
6.50% , 11/28/27 (a) 4,932
2,095,000 Nigeria Government International Bond 144A ,
7.14% , 2/23/30 (a) 1,602
Principal
or Shares Security Description
Value
(000)
1,010,000 Nigeria Government International Bond 144A ,
7.38% , 9/28/33 (a) $ 723
2,140,000 Nigeria Government International Bond 144A ,
7.70% , 2/23/38 (a) 1,493
5,315,000 Nigeria Government International Bond 144A ,
8.38% , 3/24/29 (a) 4,444
20,941
Oman (USD) (2%
)
6,745,000 Oman Government International Bond 144A ,
5.38% , 3/08/27 (a) 6,766
2,355,000 Oman Government International Bond 144A ,
6.25% , 1/25/31 (a) 2,443
4,960,000 Oman Government International Bond 144A ,
6.50% , 3/08/47 (a) 4,762
2,870,000 Oman Government International Bond 144A ,
6.75% , 1/17/48 (a) 2,839
2,050,000 Oman Government International Bond 144A ,
7.38% , 10/28/32 (a) 2,293
19,103
Pakistan (USD) (1%
)
8,895,000 Pakistan Government International Bond 144A ,
7.38% , 4/08/31 (a) 3,788
2,665,000 Pakistan Government International Bond 144A ,
8.88% , 4/08/51 (a) 1,107
4,895
Panama (USD) (1%
)
1,130,000 AES Panama Generation Holdings SRL 144A ,
4.38% , 5/31/30 (a) 1,003
2,020,000 Banco Nacional de Panama 144A , 2.50% ,
8/11/30 (a) 1,659
2,830,000 Panama Government International Bond , 3.87% ,
7/23/60 1,904
2,880,000 Panama Government International Bond , 4.30% ,
4/29/53 2,185
2,745,000 Panama Government International Bond , 4.50% ,
5/15/47 2,203
2,770,000 Panama Government International Bond , 6.70% ,
1/26/36 3,002
11,956
Paraguay (USD) (2%
)
4,610,000 Paraguay Government International Bond 144A ,
2.74% , 1/29/33 (a) 3,742
2,360,000 Paraguay Government International Bond 144A ,
4.95% , 4/28/31 (a) (c) 2,299
5,180,000 Paraguay Government International Bond 144A ,
5.40% , 3/30/50 (a) 4,636
2,745,000 Paraguay Government International Bond 144A ,
5.60% , 3/13/48 (a) 2,496
5,875,000 Paraguay Government International Bond 144A ,
6.10% , 8/11/44 (a) 5,843
19,016
Peru (PEN) (2%
)
6,210,000 Fondo MIVIVIENDA SA 144A , 7.00% , 2/14/24
PEN (a) (e) 1,581
14,805,000 Peru Government Bond , 5.35% , 8/12/40
PEN (e) 2,832
43,310,000 Peru Government Bond , 5.94% , 2/12/29
PEN (e) 10,248
14,661

Principal
or Shares Security Description
Value
(000)
Peru (USD) (0%
)
1,105,000 Banco de Credito del Peru S.A. 144A , ( 5 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 3.000% ) , 3.13% , 7/01/30 (a) (g) $ 1,018
890,000 Banco de Credito del Peru S.A. 144A , ( 5 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.450% ) , 3.25% , 9/30/31 (a) (g) 790
3,380,000 Peruvian Government International Bond ,
2.78% , 12/01/60 2,057
3,865
Philippines (USD) (0%
)
2,225,000 Philippine Government International Bond ,
3.70% , 3/01/41 1,867
Poland (USD) (0%
)
3,790,000 Republic of Poland Government International
Bond , 5.75% , 11/16/32 4,105
Qatar (USD) (2%
)
6,990,000 Qatar Government International Bond 144A ,
4.40% , 4/16/50 (a) 6,622
4,255,000 Qatar Government International Bond 144A ,
4.82% , 3/14/49 (a) 4,257
3,260,000 Qatar Government International Bond 144A ,
5.10% , 4/23/48 (a) 3,372
14,251
Romania (EUR) (1%
)
6,435,000 Romanian Government International Bond
144A , 3.38% , 1/28/50 EUR (a) (e) 4,304
2,726,000 Romanian Government International Bond
144A , 4.63% , 4/03/49 EUR (a) (e) 2,224
6,528
Romania (RON) (1%
)
21,705,000 Romania Government Bond Series 10Y , 5.00% ,
2/12/29 RON (e) 4,247
Romania (USD) (1%
)
4,230,000 Romanian Government International Bond
144A , 3.00% , 2/27/27 (a) 3,845
4,950,000 Romanian Government International Bond
144A , 5.13% , 6/15/48 (a) 4,135
2,510,000 Romanian Government International Bond
144A , 7.63% , 1/17/53 (a) 2,718
10,698
Saudi Arabia (USD) (2%
)
2,810,000 Saudi Arabian Oil Co. 144A , 3.50% ,
11/24/70 (a) 1,976
5,860,000 Saudi Arabian Oil Co. 144A , 4.25% , 4/16/39 (a) 5,409
3,905,000 Saudi Government International Bond 144A ,
3.45% , 2/02/61 (a) 2,834
6,035,000 Saudi Government International Bond 144A ,
3.75% , 1/21/55 (a) 4,797
2,435,000 Saudi Government International Bond 144A ,
5.25% , 1/16/50 (a) 2,418
17,434
Senegal (USD) (0%
)
4,525,000 Senegal Government International Bond 144A ,
6.25% , 5/23/33 (a) 3,925
Serbia (USD) (0%
)
1,690,000 Serbia International Bond 144A , 2.13% ,
12/01/30 (a) 1,293
Principal
or Shares Security Description
Value
(000)
Singapore (USD) (0%
)
1,427,063 Continuum Energy Levanter Pte Ltd. 144A ,
4.50% , 2/09/27 (a) $ 1,286
South Africa (USD) (2%
)
8,200,000 Eskom Holdings SOC Ltd. 144A , 6.35% ,
8/10/28 (a) 7,861
1,410,000 Eskom Holdings SOC Ltd. 144A , 7.13% ,
2/11/25 (a) 1,357
1,605,000 Eskom Holdings SOC Ltd. 144A , 8.45% ,
8/10/28 (a) 1,545
1,725,000 Republic of South Africa Government
International Bond , 4.30% , 10/12/28 1,575
2,700,000 Republic of South Africa Government
International Bond , 5.65% , 9/27/47 2,070
3,110,000 Republic of South Africa Government
International Bond , 5.75% , 9/30/49 2,381
1,720,000 Republic of South Africa Government
International Bond , 5.88% , 6/22/30 1,650
1,985,000 Republic of South Africa Government
International Bond , 5.88% , 4/20/32 1,848
2,915,000 Republic of South Africa Government
International Bond , 7.30% , 4/20/52 2,636
22,923
South Africa (ZAR) (2%
)
91,100,000 Republic of South Africa Government Bond
Series R214 , 6.50% , 2/28/41 ZAR (e) 3,329
147,930,000 Republic of South Africa Government Bond
Series 2030 , 8.00% , 1/31/30 ZAR (e) 7,793
88,800,000 Republic of South Africa Government Bond
Series 2035 , 8.88% , 2/28/35 ZAR (e) 4,411
15,533
Spain (USD) (0%
)
1,780,000 AI Candelaria Spain SA 144A , 5.75% ,
6/15/33 (a) 1,388
Sri Lanka (USD) (2%
)
2,875,000 Sri Lanka Government International Bond 144A ,
5.88% , 7/25/22 (a) 1,067
7,595,000 Sri Lanka Government International Bond 144A ,
6.20% , 5/11/27 (a) 2,650
9,250,000 Sri Lanka Government International Bond 144A ,
6.83% , 7/18/26 (a) 3,266
7,765,000 Sri Lanka Government International Bond 144A ,
6.85% , 11/03/25 (a) 2,761
1,885,000 Sri Lanka Government International Bond 144A ,
7.55% , 3/28/30 (a) 657
6,165,000 Sri Lanka Government International Bond 144A ,
7.85% , 3/14/29 (a) 2,150
12,551
Thailand (THB) (1%
)
68,450,000 Thailand Government Bond , 1.59% , 12/17/35
THB (e) 1,814
106,100,000 Thailand Government Bond , 2.00% , 6/17/42
THB (e) 2,741
4,555
Turkey (USD) (0%
)
2,045,000 Turkey Government International Bond , 4.25% ,
4/14/26 1,809
Ukraine (EUR) (0%
)
1,385,000 Ukraine Government International Bond 144A ,
4.38% , 1/27/32 EUR (a) (e) 289

Payden Mutual Funds
Payden Emerging Markets Bond Fund
continued
Principal
or Shares Security Description
Value
(000)
2,790,000 Ukraine Government International Bond 144A ,
6.75% , 6/20/28 EUR (a) (e) $ 583
872
Ukraine (UAH) (0%
)
56,920,000 Ukraine Government International Bond 144A ,
11.67% , 11/22/23 UAH (a) (e) 993
Ukraine (USD) (1%
)
2,695,000 Ukraine Government International Bond 144A ,
2.73% , 8/01/41 (a) (d) (i) 875
4,360,000 Ukraine Government International Bond 144A ,
7.25% , 3/15/35 (a) 892
980,000 Ukraine Government International Bond 144A ,
7.38% , 9/25/34 (a) 199
3,005,000 Ukraine Government International Bond , 7.75% ,
9/01/27 (b) 659
1,135,000 Ukraine Government International Bond 144A ,
7.75% , 9/01/27 (a) 249
6,015,000 Ukraine Government International Bond 144A ,
7.75% , 9/01/28 (a) 1,348
4,668,000 Ukraine Government International Bond 144A ,
7.75% , 9/01/29 (a) 1,051
5,273
United Arab Emirates (USD) (2%
)
9,808,000 Abu Dhabi Crude Oil Pipeline LLC 144A ,
4.60% , 11/02/47 (a) 9,367
2,100,000 NBK Tier 1 Ltd. 144A , ( 6 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
2.875% ) , 3.63% (a) (f) (g) 1,872
2,725,000 Ruwais Power Co. PJSC 144A , 6.00% ,
8/31/36 (a) 2,835
3,010,000 UAE International Government Bond 144A ,
4.95% , 7/07/52 (a) 3,038
17,112
United Kingdom (USD) (0%
)
2,530,000 MARB BondCo PLC 144A , 3.95% , 1/29/31 (a) 1,996
United States (UAH) (0%
)
15,515,000 Citigroup Global Markets Holdings Inc. 144A ,
11.73% , 4/14/23 UAH (a) (d) (e) 280
United States (USD) (1%
)
5,045,708 BBFI Liquidating Trust 144A , 9.06% ,
11/09/23 (a) (d) 1,867
2,140,000 JBS USA LUX SA/JBS USA Food Co./JBS USA
Finance Inc. 144A , 5.75% , 4/01/33 (a) 2,104
960,000 Kosmos Energy Ltd. 144A , 7.13% , 4/04/26 (a) 869
670,000 Kosmos Energy Ltd. 144A , 7.50% , 3/01/28 (a) 573
280,000 Kosmos Energy Ltd. 144A , 7.75% , 5/01/27 (a) 250
2,230,000 NBM U.S. Holdings Inc. 144A , 6.63% ,
8/06/29 (a) 2,172
2,180,000 PBF Holding Co. LLC/PBF Finance Corp. ,
6.00% , 2/15/28 2,058
9,893
Uruguay (UYU) (2%
)
301,133,914 Uruguay Government International Bond ,
3.88% , 7/02/40 UYU (e) 8,354
152,116,220 Uruguay Government International Bond ,
4.38% , 12/15/28 UYU (e) 4,128
41,200,000 Uruguay Government International Bond ,
8.25% , 5/21/31 UYU (e) 962
13,444
Principal
or Shares Security Description
Value
(000)
Uzbekistan (USD) (1%
)
9,670,000 Republic of Uzbekistan International Bond
144A , 3.70% , 11/25/30 (a) $ 8,027
3,715,000 Republic of Uzbekistan International Bond
144A , 5.38% , 2/20/29 (a) 3,492
11,519
Venezuela (USD) (0%
)
3,630,000 Petroleos de Venezuela SA , 5.38% , 4/12/27 (b) (h) 181
3,440,000 Petroleos de Venezuela SA , 6.00% ,
11/15/26 (b) (h) 168
1,122,500 Petroleos de Venezuela SA , 8.50% ,
10/27/20 (b) (h) 253
2,890,000 Petroleos de Venezuela SA , 9.00% ,
11/17/21 (b) (h) 141
1,420,000 Venezuela Government International Bond ,
7.00% , 3/31/38 (b) (h) 138
4,560,000 Venezuela Government International Bond ,
7.65% , 4/21/25 (b) (h) 433
2,350,000 Venezuela Government International Bond ,
7.75% , 10/13/19 (b) (h) 159
5,300,000 Venezuela Government International Bond ,
9.25% , 9/15/27 (h) 535
2,008
Virgin Islands (British) (USD) (3%
)
24,600,000 1MDB Global Investments Ltd. , 4.40% ,
3/09/23 (b) 24,152
Zambia (USD) (1%
)
5,150,000 Zambia Government International Bond 144A ,
8.50% , 4/14/24 (a) 2,603
4,835,000 Zambia Government International Bond 144A ,
8.97% , 7/30/27 (a) 2,426
5,029
Total Bonds
(Cost - $955,754) 804,858
Investment Company (2%)
13,352,960 Payden Cash Reserves Money Market Fund *
(Cost - $ 13,353 ) 13,353
Total Investments (Cost - $969,107)  (98%)
818,211
Other Assets, net of Liabilities ( 2% )
18,761
Net Assets (100%)
$ 836,972
* Affiliated investment.
(a) Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of
1933. It has been deemed liquid under guidelines approved by the Board.
(b) Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(c) All or a portion of these securities are on loan. At January 31, 2023, the total market value of the Fund’s securities on loan is $3,993 and the total market value of the collateral held by the Fund is $4,156. Amounts in 000s.
(d) Yield to maturity at time of purchase.
(e) Principal in foreign currency.
(f) Perpetual security with no stated maturity date.
(g) Floating rate security. The rate shown reflects the rate in effect at January
31, 2023.
(h) Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.

(i) Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
Open Forward Currency Contracts to USD
Currency
Purchased
(000s)
Currency
Sold
(000s) Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
(000s)
Assets:
BRL 2,620
USD  512 HSBC Bank USA, N.A. 03/08/2023 $ 1
CLP 1,860,100
USD  2,057 HSBC Bank USA, N.A. 02/16/2023 274
COP 61,840,000
USD  12,667 Citibank, N.A. 02/13/2023 543
EUR 8,185
USD  8,292 BNP PARIBAS 03/15/2023 631
EUR 4,560
USD  4,536 Citibank, N.A. 03/15/2023 436
EUR 17,218
USD  17,856 HSBC Bank USA, N.A. 03/15/2023 915
HUF 437,900
USD  1,112 HSBC Bank USA, N.A. 02/14/2023 99
IDR 63,334,000
USD  4,105 Barclays Bank PLC 02/10/2023 119
MXN 7,920
USD  415 HSBC Bank USA, N.A. 04/13/2023 –
PEN 8,674
USD  2,244 HSBC Bank USA, N.A. 02/10/2023 10
PHP 219,610
USD  3,757 Barclays Bank PLC 02/21/2023 262
USD 8,682
ZAR  147,970 HSBC Bank USA, N.A. 03/28/2023 219
3,509
Liabilities:
COP 2,129,000 USD  468 HSBC Bank USA, N.A. 02/13/2023 (14)
THB 231,460 USD  7,087 HSBC Bank USA, N.A. 04/20/2023 (19)
USD 3,694 PHP  219,610 Barclays Bank PLC 02/21/2023 (325)
USD 11,721 THB  387,660 Barclays Bank PLC 04/20/2023 (117)
USD 9,365 PEN  37,108 BNP PARIBAS 02/10/2023 (277)
USD 132 CLP  118,100 BNP PARIBAS 02/16/2023 (17)
USD 4,400 PLN  19,555 BNP PARIBAS 02/21/2023 (107)
USD 2,019 EUR  1,931 BNP PARIBAS 03/15/2023 (86)
USD 4,269 RON  19,515 BNP PARIBAS 03/21/2023 (32)
USD 4,229 COP  20,000,000 Citibank, N.A. 02/13/2023 (44)
USD 3,472 PEN  13,430 HSBC Bank USA, N.A. 02/10/2023 (18)
USD 13,529 COP  65,910,000 HSBC Bank USA, N.A. 02/13/2023 (550)
USD 1,066 HUF  437,900 HSBC Bank USA, N.A. 02/14/2023 (145)
USD 2,374 CLP  2,072,100 HSBC Bank USA, N.A. 02/16/2023 (223)
USD 30,333 BRL  161,282 HSBC Bank USA, N.A. 03/08/2023 (1,228)
USD 57,918 EUR  56,216 HSBC Bank USA, N.A. 03/15/2023 (3,368)
USD 3,755 MXN  72,990 HSBC Bank USA, N.A. 04/13/2023 (70)
ZAR 8,150 USD  470 HSBC Bank USA, N.A. 03/28/2023 (4)
(6,644)
Net Unrealized Appreciation (Depreciation)
$(3,135)
Open Futures Contracts
Contract Type
Number of
Contracts
Expiration
Date
Notional
Amount
(000s)
Current
Value
(000s)
Unrealized
Depreciation
(000s)
Short Contracts:
U.S. Treasury 10-Year Ultra Future 55 Mar-23 $ (6,666) $ (115) $ (115)

Payden Mutual Funds
Payden Emerging Markets Bond Fund
continued
Open Centrally Cleared Credit Default Swap Contracts
Description Maturity Date
Notional
Amount
(000s)
Value
(000s)
Upfront
payments/
receipts
(000s)
Unrealized
Depreciation
(000s)
Protection Bought (Relevant Credit: Markit CDX, North
America High Yield Series 39 Index), Pay 5% Quarterly,
Receive upon credit default 12/20/2027 USD 24,590 $(825) $98 $(923)
Open Centrally Cleared Interest Rate Swap Contracts
Description Maturity Date
Notional
Amount
(000s)
Value
(000s)
Upfront
payments/
receipts
(000s)
Unrealized
Appreciation/
(Depreciation)
(000s)
10-Year MXIBTIIE Swap, Receive Fixed 8.150% 28 Days,
Pay Variable 10.7955% (MXIBTIIE) 28 Days 07/30/2032 MXN 74,200 $(67) $– $(67)
10-Year MXIBTIIE Swap, Receive Fixed 8.8% 28 Days, Pay
Variable 10.7872% (MXIBTIIE) 28 Days 06/25/2032 MXN 92,400 123 – 123
10-Year MXIBTIIE Swap, Receive Fixed 8.81% 28 Days, Pay
Variable 10.7872% (MXIBTIIE) 28 Days 06/24/2032 MXN 151,800 207 – 207
8-Year Interest Rate Swap, Pay Fixed 1.341% Annually,
Receive Variable 1.49746% (ESTRON) Annually 10/17/2030 EUR 2,250 215 – 215
8-Year SOFR Swap, Receive Fixed 2.776% Annually, Pay
Variable 4.300% (SOFRRATE) Annually 10/17/2030 USD 2,534 (92) – (92)
9-Year Interest Rate Swap, Pay Fixed 1.732% Annually,
Receive Variable (0.58158%) (ESTRON) Annually 04/11/2031 EUR 5,550 337 – 337
9-Year Interest Rate Swap, Pay Fixed 2.079% Annually,
Receive Variable 4.300% (ESTRON) Annually 10/30/2031 EUR 5,215 257 – 257
9-Year SOFR Swap, Receive Fixed 2.059% Annually, Pay
Variable 1.906% (SOFRRATE) Annually 04/11/2031 EUR 3,050 130 – 130
9-Year SOFR Swap, Receive Fixed 2.771% Annually, Pay
Variable 4.300% (SOFRRATE) Annually 04/11/2031 USD 6,332 (221) – (221)
9-Year SOFR Swap, Receive Fixed 2.921% Annually, Pay
Variable 4.300% (SOFRRATE) Annually 10/30/2031 USD 5,530 (147) – (147)
9-Year SOFR Swap, Receive Fixed 2.925% Annually, Pay
Variable 4.300% (SOFRRATE) Annually 04/11/2031 USD 3,240 (82) – (82)
$660 $– $660